Schedule of deferred income tax assets and liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Total loss carryforwards		$ 31,700,785	$ 21,893,955
Compensation ()	[1]	464,064	338,501
Interest expense carryover ()	[1]	5,582,462	2,500,175
Accruals & Reserves ()	[2]	430,886	32,179
Other, Net		891
Valuation allowance		(37,572,309)	(24,287,585)	$ (16,010,893)
Total deferred income tax assets		606,780	477,225
Deferred income tax liabilities
Intangible assets - R&D ()	[1]	(495,523)	(328,874)
Property, plant, and equipment ()	[1]	(111,242)	(148,339)
Other ()	[3]	(15)	(12)
Total deferred income tax liabilities		(606,780)	(477,225)
Net deferred income tax assets (liabilities)
UNITED KINGDOM
Deferred income tax assets:
Total loss carryforwards		27,103,533	18,727,082
ARGENTINA
Deferred income tax assets:
Total loss carryforwards		1,771,158	1,367,756
NIGERIA
Deferred income tax assets:
Total loss carryforwards		1,877,176	1,217,743
PORTUGAL
Deferred income tax assets:
Total loss carryforwards		102,497	88,983
Other Foreign Entities [Member]
Deferred income tax assets:
Total loss carryforwards		$ 846,421	$ 492,391

[1]	Pertains to company’s operations located in the UK.
[2]	Pertains to company’s operations located in the UK, Portugal and South Africa.
[3]	Pertains to company’s operations located in Nigeria.